Fair Value Measurements and Derivative Instruments (Derivatives Not Designated as Hedging Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative instruments disclosure
Amount of Gain (Loss) Recognized in Income on Derivative	$ 1,431	$ (61,148)	$ 61,704
Foreign exchange contracts | Other income (expense)
Derivative instruments disclosure
Amount of Gain (Loss) Recognized in Income on Derivative	1,356	(62,423)	61,952
Fuel contracts | Other income (expense)
Derivative instruments disclosure
Amount of Gain (Loss) Recognized in Income on Derivative	112	114	(1,133)
Fuel contracts | Fuel
Derivative instruments disclosure
Amount of Gain (Loss) Recognized in Income on Derivative	$ (37)	$ 1,161	$ 0